Average balance sheet and interest rates	12 Months Ended
Sep. 30, 2019
Average balance sheet and interest rates
Average balance sheet and interest rates

Note 9. Average balance sheet and interest rates[1]

The daily average balances of the Group’s interest earning assets and interest bearing liabilities are shown below along with their interest income or expense.

	2019			2018			2017
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	Balance	Income	Rate	Balance	Income	Rate	Balance	Income	Rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Collateral paid
Australia	8,428	152	1.8	5,239	86	1.6	6,926	65	0.9
New Zealand	364	7	1.9	252	4	1.6	733	5	0.7
Other overseas	2,031	42	2.1	2,594	39	1.5	2,042	26	1.3
Trading securities and financial
assets measured at FVIS:
Australia	20,691	468	2.3	17,420	423	2.4	18,418	416	2.3
New Zealand	3,862	85	2.2	3,538	80	2.3	4,238	96	2.3
Other overseas	4,521	109	2.4	3,160	61	1.9	4,101	62	1.5
Available-for-sale securities:
Australia	—	—	—	55,458	1,692	3.1	52,457	1,573	3.0
New Zealand	—	—	—	3,304	136	4.1	3,479	147	4.2
Other overseas	—	—	—	2,778	86	3.1	2,272	75	3.3
Investment securities
Australia	56,875	1,691	3.0	—	—	—	—	—	—
New Zealand	3,850	130	3.4	—	—	—	—	—	—
Other overseas	3,062	98	3.2	—	—	—	—	—	—
Loans and other receivables[2]:
Australia	589,427	25,931	4.4	578,679	25,700	4.4	558,361	24,789	4.4
New Zealand	79,255	3,650	4.6	73,902	3,516	4.8	73,055	3,463	4.7
Other overseas	26,558	859	3.2	28,620	748	2.6	26,212	515	2.0
Total interest earning assets
and interest income	798,924	33,222	4.2	774,944	32,571	4.2	752,294	31,232	4.2
Non-Interest earning assets
Derivative financial instruments[3]	25,959			26,443			28,897
Life insurance assets	9,610			10,664			12,447
All other assets[3]	60,231			61,259			60,420
Total non-interest earning assets[3]	95,800			98,366			101,764
Total assets[3]	894,724			873,310			854,058

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.

For 2019, loans and other receivables are net of Stage 3 provisions to reflect the adoption of AASB 9 where interest income is determined based on their carrying value, net of Stage 3 provisions. Stages 1 and 2 provisions were not included in the average interest earning assets balance as interest income is determined based on the gross value of loans and other receivables. For 2018 and 2017, loans and other receivables are net of provisions for impairment charges on loans as interest income is determined based on their carrying value, net of provisions for impairment charges on loans.

3.

Derivative assets for the year ended 30 September 2018 were restated from $34,702 million to $26,443 million (30 September 2017: $37,673 million to $28,897 million) and all other assets were restated from $61,938 million to $61,259 million (30 September 2017: $60,111 million to $60,420 million). Accordingly, total non-interest earning assets and total assets were restated.

	2019			2018			2017
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	Balance	Expense	Rate	Balance	Expense	Rate	Balance	Expense	Rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Collateral received:
Australia	2,039	41	2.0	2,383	37	1.6	1,641	15	0.9
New Zealand	390	8	2.1	342	6	1.8	98	2	2.0
Other overseas	1,188	8	0.7	184	2	1.1	242	2	0.8
Deposits and other borrowings:
Australia	425,799	7,023	1.6	422,006	7,308	1.7	409,586	7,344	1.8
New Zealand	54,720	1,235	2.3	51,368	1,196	2.3	51,042	1,173	2.3
Other overseas	26,270	687	2.6	26,599	517	1.9	24,085	351	1.5
Loan capital:
Australia	15,080	632	4.2	15,028	635	4.2	15,841	638	4.0
New Zealand	1,777	91	5.1	1,645	84	5.1	43	2	4.7
Other overseas	1,324	53	4.0	1,324	55	4.2	1,324	53	4.0
Other interest bearing liabilities[2]:
Australia	188,736	5,937	3.1	177,746	5,594	3.1	171,940	5,343	3.1
New Zealand	15,665	575	3.7	15,011	591	3.9	16,366	754	4.6
Other overseas	1,294	25	1.9	1,873	41	2.2	2,716	39	1.4
Total interest bearing liabilities
and interest expense	734,282	16,315	2.2	715,509	16,066	2.2	694,924	15,716	2.3
Non-interest bearing liabilities
Deposits and other borrowings:
Australia	42,455			41,156			39,355
New Zealand	5,996			5,204			4,660
Other overseas	819			817			867
Derivative financial instruments[3]	26,568			26,218			32,488
Life insurance liabilities	7,653			8,874			10,560
All other liabilities[3]	13,187			13,484			12,628
Total non-interest bearing liabilities[3]	96,678			95,753			100,558
Total liabilities[3]	830,960			811,262			795,482
Shareholders’ equity	63,714			62,017			58,556
Non-controlling interests	50			31			20
Total equity	63,764			62,048			58,576
Total liabilities and equity[3]	894,724			873,310			854,058

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.	Include net impact of Treasury balance sheet management activities and the Bank Levy.
3.

Derivative liabilities for the year ended 30 September 2018 were restated from $37,504 million to $26,218 million (30 September 2017: $42,780 million to $32,488 million), and all other liabilities were restated from $12,199 million to $13,484 million (30 September 2017: $11,586 million to $12,628 million). Accordingly, total non-interest bearing liabilities, total liabilities and total liabilities and equity were restated.

Net interest income may vary from year to year due to changes in the volume of, and interest rates associated with, interest earning assets and interest bearing liabilities. The table below allocates the change in net interest income between changes in volume and interest rate for those assets and liabilities.

Calculation of variances

▪      volume changes are determined based on the movements in average asset and liability balances;

▪      interest rate changes are determined based on the change in interest rate associated with those assets and liabilities.

Where variances arise due to a combination of volume and interest rate changes, the absolute dollar value of each change is allocated in proportion to their impact on the total change.

	2019			2018
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest earning assets
Collateral paid:
Australia	52	14	66	(16)	37	21
New Zealand	2	1	3	(3)	2	(1)
Other overseas	(8)	11	3	7	6	13
Trading securities and financial assets measured at FVIS:
Australia	79	(34)	45	(23)	30	7
New Zealand	7	(2)	5	(16)	—	(16)
Other overseas	26	22	48	(13)	12	(1)
Investment securities[2]:
Australia	43	(44)	(1)	90	29	119
New Zealand	22	(28)	(6)	(7)	(4)	(11)
Other overseas	9	3	12	17	(6)	11
Loans and other receivables:
Australia	477	(246)	231	952	(41)	911
New Zealand	255	(121)	134	39	14	53
Other overseas	(54)	165	111	50	183	233
Total change in interest income	910	(259)	651	1,077	262	1,339
Interest bearing liabilities
Collateral received:
Australia	(5)	9	4	7	15	22
New Zealand	1	1	2	5	(1)	4
Other overseas	11	(5)	6	—	—	—
Deposits and other borrowings:
Australia	66	(351)	(285)	223	(259)	(36)
New Zealand	78	(39)	39	7	16	23
Other overseas	(6)	176	170	37	129	166
Loan capital:
Australia	2	(5)	(3)	(33)	30	(3)
New Zealand	7	—	7	75	7	82
Other overseas	—	(2)	(2)	—	2	2
Other interest bearing liabilities:
Australia	346	(3)	343	198	53	251
New Zealand	26	(42)	(16)	(74)	(89)	(163)
Other overseas	(13)	(3)	(16)	(16)	18	2
Total change in interest expense	513	(264)	249	429	(79)	350
Change in net interest income:
Australia	242	40	282	608	216	824
New Zealand	174	(70)	104	—	79	79
Other overseas	(19)	35	16	40	46	86
Total change in net interest income	397	5	402	648	341	989
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.	The volume rate calculations for 2019 Investment securities has been completed against the equivalent Available-for-sale securities.